July 10, 2013

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Rydex Variable Trust (File Nos. 333-57017 and 811-08821)

Ladies and Gentlemen:

On behalf of Rydex Variable Trust (the “Trust”), we are filing, pursuant to the Securities Exchange Act of 1934 and the Investment Company Act of 1940, Amendment No. 1 to the definitive proxy statement on Schedule 14A, filed via EDGAR Accession No. 0001193125-13-283005 on July 5, 2013. The sole purpose of Amendment No. 1 is to file revised forms of proxy cards relating to the Special Meeting of Shareholders of the Trust’s DWA Sector Rotation Fund, DWA Flexible Allocation Fund, All-Asset Conservative Strategy Fund, All Asset Moderate Strategy Fund and All-Asset Aggressive Strategy Fund.

If you have any questions regarding these materials, please do not hesitate to contact me at (202) 373-6091.

Sincerely,

/s/ Magda El Guindi-Rosenbaum
Magda El Guindi-Rosenbaum